FINANCE LEASE	12 Months Ended
Dec. 31, 2011
FINANCE LEASE [Abstract]
FINANCE LEASE
6.   FINANCE LEASE

The Company has chartered its Vessel on a long term bareboat charter (the "Initial Charter") to Chevron. The term of the Initial Charter expires on April 1, 2015 and Chevron is not entitled to terminate the charter prior to its expiration. On April 1, 2015, Chevron has the option to purchase the Vessel for $1.

The following schedule lists the components of the net investment in finance lease:

(in thousands of $)	2011	2010
Total minimum lease payments to be received	12,705	16,898
Less: unearned income	(1,800)	(2,891)
Net investment in finance lease	10,905	14,007
Less: current portion	(3,104)	(3,102)
	7,801	10,905

Lease revenues under the charter are as follows:
(in thousands of $)
Year ending December 31,
2012	3,939
2013	3,684
2014	3,430
2015	1,652
2016	-
Thereafter	-
Total minimum lease revenues	12,705